Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Income) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Loss on early extinguishment of debt					$ 0	$ (21,956)	$ 0
Income taxes - net					61,209	31,566	48,044
Interest on long-term debt	$ (30,575)	$ (29,018)	$ (89,077)	$ (82,571)	(111,611)	(106,936)	(108,104)
Amortization of redemption premiums and expense on debt	(1,081)	(1,017)	(3,241)	(3,123)	(4,147)	(5,067)	(5,275)
NET INCOME	$ 33,193	$ 47,256	$ 83,868	$ 104,733	131,060	59,524	77,968
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiaries					153,232	98,708	106,252
Loss on early extinguishment of debt					0	(21,956)	0
Income taxes - net					11,483	24,650	21,227
Interest on long-term debt					(33,973)	(41,659)	(49,000)
Amortization of redemption premiums and expense on debt					(1,947)	(2,459)	(2,765)
Other -net					(948)	(973)	(959)
NET INCOME					$ 127,847	$ 56,311	$ 74,755